Document and Entity Information	Oct. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity File Number	0-23827
Entity Registrant Name	PC Connection, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	02-0513618
Entity Address, Address Line One	730 Milford Road
Entity Address, City or Town	Merrimack
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03054
City Area Code	603
Local Phone Number	683-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNXN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001050377
Amendment Flag	false